Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Revenues and Expenses (Detail) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Revenue		$ 12,119,134	$ 9,489,266	$ 7,007,908
Other operating income		1,064,928	948,737	634,674
Revenues and Other Operating Income		13,184,062	10,438,003	7,642,582
Raw materials and consumables used		(8,142,773)	(5,882,788)	(3,868,218)
Contribution Margin		5,041,289	4,555,215	3,774,364
Other work performed by the entity and capitalized		177,997	173,186	99,449
Employee benefits expenses		(840,493)	(837,984)	(626,102)
Depreciation and amortization expense		(862,440)	(648,114)	(473,238)
Reversal of impairment loss (impairment losses) recognized		(60,748)	(79,748)	(157,078)
Other expenses		(1,021,085)	(943,156)	(817,375)
Operating income		2,434,520	2,219,399	1,800,020
Other gains (losses)		681	5,345	12,141
Financial income		358,081	293,843	276,457
Financial costs		(1,071,759)	(869,535)	(773,157)
Share of profit (loss) of associates and joint ventures accounted for using the equity method		2,452	3,310	2,706
Foreign currency exchange differences		110,635	(6,714)	58,934
Gains (losses) from indexed assets and liabilities		270,380		(1,032)
Income from continuing operations, before taxes		$ 2,104,990	$ 1,645,648	1,376,069
NET INCOME FROM DISCONTINUED OPERATIONS				$ 170,263
Assets and Liabilities Classified as Held for Sale
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Revenue	$ 595,706
Other operating income	3,788
Revenues and Other Operating Income	599,494
Raw materials and consumables used	(350,008)
Contribution Margin	249,486
Other work performed by the entity and capitalized	4,980
Employee benefits expenses	(23,808)
Reversal of impairment loss (impairment losses) recognized	(1,433)
Other expenses	(24,536)
Operating income	204,689
Financial income	3,791
Financial costs	(12,743)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,913
Foreign currency exchange differences	(31)
Gains (losses) from indexed assets and liabilities	393
Income from continuing operations, before taxes	198,012
Income tax expense, discontinued operations	(27,749)
NET INCOME FROM DISCONTINUED OPERATIONS	$ 170,263